Revenue from Contracts with Clients - Contract Fulfillment Costs (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2018
Deferred costs, current	$ 400		$ 400
Amortization of deferred charges	100
Impairment of deferred contract costs			0
Revenue expected to be recognized in future	$ 0		$ 0
Predecessor
Amortization of deferred charges		$ 7,500